FIRST AMERICAN FUNDS TRUST

Government Obligations Fund
Institutional Prime Obligations Fund
Retail Prime Obligations Fund
Retail Tax Free Obligations Fund
Treasury Obligations Fund
U.S. Treasury Money Market Fund
(collectively, the “First American Money Market Funds”)

Statement of Additional Information (SAI) Supplement dated August 28, 2026

This information supplements the First American Money Market Funds SAI dated November 14, 2025, as previously supplemented. Please retain this supplement for future reference.

The table on pages 17-18 of the SAI under the heading “Trustees and Executive Officers—Executive Officers” is replaced by the following:

Executive Officers

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years

James D. Palmer U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1964) [1]	President	Re-elected by the Board annually; President of FAF since September 2024	Chief Investment Officer, U.S. Bancorp Asset Management, Inc.

Lisa A. Isaacson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1970) [1]	Vice President	Re-elected by the Board annually; Vice President of FAF since September 2024	Chief Administrative Officer, U.S. Bancorp Asset Management, Inc. since August 2024; prior thereto, Managing Director of Strategic Initiatives, U.S. Bancorp Asset Management, Inc.

Jeffrey M. Plotnik U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1969) [1]	Vice President	Re-elected by the Board annually; Vice President of FAF since September 2024	Senior Managing Director of Money Market Funds Management, U.S. Bancorp Asset Management, Inc.

Brent G. Smith U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1981) [1]	Treasurer	Re-elected by the Board annually; Treasurer of FAF since June 2026; prior thereto, Assistant Treasurer of FAF (October 2021 – June 2026)	Manager of Fund Administration, U.S. Bancorp Asset Management, Inc.

Erika M. Panyard U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1968) [1]	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAF since June 2026	Head of Treasury and Fund Administration, U.S. Bancorp Asset Management, Inc. since December 2025; prior thereto, Operations Manager, U.S. Bancorp Global Fund Services LLC.

Greg R. Kirchhoff U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1979) [1]	Interim Chief Compliance Officer and Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer and Interim Chief Compliance Officer of FAF since August 2026; prior thereto Deputy Chief Compliance Officer (September 2024 – August 2026)	Interim Chief Compliance Officer, U.S. Bancorp Asset Management, Inc. since August 2026; Managing Director of Liquidity Fund Compliance, U.S. Bancorp Asset Management, Inc. from May 2024-August 2026; Managing Director of Portfolio Compliance, U.S. Bancorp Asset Management, Inc. from September 2021-May 2024; prior thereto, Managing Director of Operations, U.S. Bancorp Asset Management, Inc.

Richard J. Ertel U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967) [1]	Secretary	Re-elected by the Board annually; Secretary of FAF since October 2021	Chief Counsel, U.S. Bancorp Asset Management, Inc.

Scott F. Cloutier U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1973) [1]	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since October 2021	Senior Corporate Counsel, U.S. Bancorp Asset Management, Inc.

[1]	Each is an officer and/or employee of U.S. Bancorp Asset Management, Inc., which serves as investment adviser and administrator for FAF.